Accounts Receivable - SRA (Tables) - SRA Companies, Inc.	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of Accounts Receivable
Accounts receivable, net as of June 30, 2015 and September 30, 2015 consisted of the following (in thousands):

	June 30, 2015	September 30, 2015
Billed and billable, net of allowance of $997 and $1,059 as of June 30, 2015 and September 30, 2015, respectively	$199,957	$222,237
Unbilled:
Retainages	4,464	4,336
Revenue recorded in excess of milestone billings on fixed-price contracts	6,715	9,691
Revenue recorded in excess of contractual authorization, billable upon receipt of contractual documents	8,764	4,640
Allowance for unbillable amounts	(5,985)	(6,106)
Total unbilled	13,958	12,561
Accounts receivable, net	$213,915	$234,798

Accounts receivable, net as of June 30, 2014 and 2015 consisted of the following (in thousands):

	June 30,
	2014	2015
Billed and billable, net of allowance of $957 and $997 as of June 30, 2014 and 2015, respectively	$201,427	$199,957

Unbilled:
Retainages	4,031	4,464
Revenue recorded in excess of milestone billings on fixed-price contracts	12,595	6,715
Revenue recorded in excess of contractual authorization, billable upon receipt of contractual documents	5,184	8,764
Allowance for unbillable amounts	(5,560)	(5,985)

Total unbilled	16,250	13,958

Total accounts receivable	$217,677	$213,915

Schedule of Changes in Allowance for Doubtful Accounts
Changes in the Company’s allowance for doubtful accounts for the periods presented were as follows (in thousands):

	Fiscal Year Ended June 30,
	2013	2014	2015
Beginning balance	$532	$773	$957
Charged to costs and expenses	241	184	40

Ending balance	$773	$957	$997

Schedule of Changes in Allowance for Unbillable Amounts
Changes in the Company’s allowance for unbillable amounts for the periods presented were as follows (in thousands):

	Fiscal Year Ended June 30,
	2013	2014	2015
Beginning balance	$5,269	$5,223	$5,560
Charged to costs and expenses	(46)	337	425

Ending balance	$5,223	$5,560	$5,985